Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	€ 63,158	€ 70,793
Additions	8,778	8,490
Depreciation	(6,606)	(7,199)
Reversals	426	1,055
Impairments	(1,276)	(848)
Write-off	(84)	(239)
Disposals	(639)	(1,448)
Currency translation differences	2,098	(7,025)
Decrease through loss of control of subsidiary	(4,877)
Transfers
Other changes	(676)	(421)
Provisions for depreciation and impairments	16,471
Net book amount - end of the year	60,302	63,158
Land and buildings [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	1,313	1,258
Additions	18	22
Depreciation	(65)	(71)
Reversals	41	5
Impairments	(61)	(2)
Disposals	(2)	(15)
Currency translation differences	2	(5)
Decrease through loss of control of subsidiary	1
Transfers	81	84
Other changes	(54)	37
Net book amount - end of the year	1,274	1,313
E&P wells, plant and machinery [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	45,782	47,090
Additions	432	42
Depreciation	(6,012)	(6,583)
Reversals	299	608
Impairments	(477)	(491)
Write-off	(12)	(3)
Disposals	(400)
Disposals		3
Currency translation differences	1,623	(5,155)
Decrease through loss of control of subsidiary	(4,388)
Transfers	6,795	9,940
Other changes	(786)	331
Net book amount - end of the year	42,856	45,782
Other plant and machinery [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	3,877	3,789
Additions	173	190
Depreciation	(529)	(545)
Reversals	86	273
Impairments	(73)	(83)
Write-off	(1)	(2)
Disposals	(9)	(6)
Currency translation differences	36	(143)
Decrease through loss of control of subsidiary	32
Transfers	461	629
Other changes	(152)	(225)
Net book amount - end of the year	3,901	3,877
E&P exploration assets and appraisal [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	1,371	1,905
Additions	330	351
Depreciation
Reversals
Impairments
Write-off	(66)	(232)
Disposals	(32)
Currency translation differences	53	(193)
Decrease through loss of control of subsidiary	(58)
Transfers	(294)	(265)
Other changes	(37)	(195)
Net book amount - end of the year	1,267	1,371
E&P tangible assets in progress [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	9,469	15,135
Additions	6,947	7,302
Depreciation
Reversals		169
Impairments	(548)	(146)
Write-off	(4)	(2)
Disposals	(198)	(1,376)
Currency translation differences	385	(1,527)
Decrease through loss of control of subsidiary	(474)
Transfers	(6,501)	(9,673)
Other changes	119	(413)
Net book amount - end of the year	9,195	9,469
Other tangible assets in progress and advances [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	1,346	1,616
Additions	878	583
Depreciation
Reversals
Impairments	(117)	(126)
Write-off	(1)
Disposals		(54)
Disposals	2
Currency translation differences	(1)	(2)
Decrease through loss of control of subsidiary	10
Transfers	(542)	(715)
Other changes	234	44
Net book amount - end of the year	1,809	1,346
Gross carrying amount [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	183,777
Net book amount - end of the year	183,284	183,777
Gross carrying amount [member] | Land and buildings [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	4,061
Net book amount - end of the year	4,060	4,061
Gross carrying amount [member] | E&P wells, plant and machinery [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	137,223
Net book amount - end of the year	135,467	137,223
Gross carrying amount [member] | Other plant and machinery [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	26,746
Net book amount - end of the year	27,516	26,746
Gross carrying amount [member] | E&P exploration assets and appraisal [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	1,371
Net book amount - end of the year	1,267	1,371
Gross carrying amount [member] | E&P tangible assets in progress [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	12,315
Net book amount - end of the year	12,559	12,315
Gross carrying amount [member] | Other tangible assets in progress and advances [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Net book amount - beginning of the year	2,061
Net book amount - end of the year	2,415	2,061
Accumulated impairment [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Provisions for depreciation and impairments	122,982	120,619
Accumulated impairment [member] | Land and buildings [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Provisions for depreciation and impairments	2,786	2,748
Accumulated impairment [member] | E&P wells, plant and machinery [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Provisions for depreciation and impairments	92,611	91,441
Accumulated impairment [member] | Other plant and machinery [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Provisions for depreciation and impairments	23,615	22,869
Accumulated impairment [member] | E&P exploration assets and appraisal [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Provisions for depreciation and impairments
Accumulated impairment [member] | E&P tangible assets in progress [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Provisions for depreciation and impairments	3,364	2,846
Accumulated impairment [member] | Other tangible assets in progress and advances [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Provisions for depreciation and impairments	€ 606	€ 715